Summary of Operating Segments (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Other compensation expense	$ 3,682,605	$ 3,198,844
Professional fees	$ 1,010,866	$ 3,707,773